Bank Debt	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Debt Disclosure

7. Bank Debt

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2015	2016

Maxenteka	April 2012	January 2016	$25,500	$-
Maxeikositessera	September 2012	January 2016	25,109	-
Glovertwo	October 2013	February 2016	13,666	-
Gloverthree	December 2014	February 2016	16,807	-
Shikokutessera	December 2014	February 2016	16,807	-
Maxdekatria	March 2012	February 2016	14,400	-
Maxpente,Maxeikositessera,Maxenteka*	December 2015	December 2018	7,000	5,260
Maxtessera*	July 2014	June 2021	31,500	28,000
Maxeikosiexi*	September 2015	September 2021	6,750	6,063
Marathassa*	September 2015	September 2021	7,232	6,545
Marinouki*	September 2015	September 2021	11,089	9,904
Kerasies*	September 2015	September 2021	7,714	6,918
Soffive*	September 2015	September 2021	12,054	10,757
Eptaprohi*	September 2015	September 2021	56,412	50,518
Maxpente,Maxeikositessera,Maxenteka*	December 2015	December 2021	75,337	69,632
Shikokuokto*	June 2015	June 2022	15,018	15,018
Petra*	June 2015	June 2022	18,370	18,254
Pemer*	June 2015	June 2022	18,368	18,254
Glovertwo*	February 2016	August 2022	-	12,833
Maxdekatria*	February 2016	August 2022	-	9,167
Shikokutessera*	February 2016	August 2022	-	14,667
SafeBulkers*	November 2014	September 2022	145,527	145,527
Maxdeka*	August 2011	December 2022	23,861	20,452
Shikoku*	October 2011	August 2023	29,867	26,133
Shikokuepta	February 2016	February 2024	-	23,683
Maxeikosiena	September 2015	September 2025	23,008	22,178
Maxeikositria	September 2015	September 2025	23,008	22,178
Youngone	September 2015	September 2025	24,281	23,546
Maxeikosi	September 2015	September 2025	23,008	22,178
Total			$671,693	$587,665

Current portion of Long-term debt			$80,134	$13,264
Liability directly associated with assets held for sale			16,807	-
Long-term debt			574,752	574,401
Total debt			$671,693	$587,665

Current portion of deferred financing costs			$2,667	$1,087
Deferred financing costs directly associated with assets held for sale			83	-
Deferred financing costs non-current			5,353	4,620
Total deferred financing costs			$8,103	$5,707

Total debt			671,693	587,665
Less: Total deferred financing costs			8,103	5,707
Total debt, net of deferred financing costs			$663,590	$581,958
Less: Liability directly associated with assets held for sale, net of deferred financing costs			16,724
Less: Current portion of long-term debt, net of current portion of deferred financing costs			77,467	12,177
Long-term debt, net of deferred financing costs, non-current			$569,399	$569,781

* During 2016, the loan agreement related to such bank debt was amended to revise the repayment schedule and/or amend certain financial covenants.

Εach of Maxeikosi, Maxeikosiena, Maxeikositria and Youngone, which are included in the above loan and credit facilities table, had entered into a sale and leaseback agreement with third party companies, subsidiaries of a financial institution, in September 2015, regarding the respective vessel owned by the relevant Subsidiary. Under these agreements, each vessel was sold and leased back for a period of 10 years, on a net daily bareboat charter rate of $6.5, with a purchase obligation at the end of the 10th year at an aggregate price of $50,500 for all four vessels. Furthermore, each Subsidiary holds an option to purchase back the respective vessel after the second year of the bareboat charter, at annual intervals and predetermined purchase prices. In view of the obligation of the Subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

The above loans and credit facilities bear interest at LIBOR plus a margin, except for each of Maxeikosi, Maxeikosiena, Maxeikositria and Youngone and for a portion of each of Maxdeka and Shikoku loan facilities. Maxdeka and Shikoku had entered into loan facilities with government owned export credit institutions, each bearing interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements. Each of the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortised to maturity down to the purchase obligation price of each vessel. The above loans and credit facilities are generally repayable by quarterly principal installments and a balloon payment due on maturity, with the exception of the Maxdeka and Shikoku loan facilities which are repaid by semi-annual principal instalments without a balloon payment due on maturity and the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone loan facilities, that are deemed to be repaid by principal installments every 45 days out of a portion of the bareboat hire payment and a balloon payment due on maturity equal to the purchase obligation. The fair value of debt outstanding on December 31, 2016 amounted to $588,783 when valuing the respective portions of the Maxdeka and Shikoku loan facilities on the basis of the relevant CIRR and of the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone loan facilities on the basis of the deemed equivalent fixed rate, as applicable on December 31, 2016, which are considered to be Level 2 items in accordance with the fair value hierarchy.

As of December 31, 2016, there was no amount available for drawdown under the above loan agreements and reducing revolving credit facilities. The estimated minimum annual principal payments required to be made after December 31, 2016, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2017	.	$13,264
2018	.	25,101
2019	.	61,960
2020	.	67,878
2021	.	180,570
2022	and thereafter	238,892
Total	..	$587,665

Total interest incurred on long-term debt for the years ended December 31, 2014, 2015 and 2016 amounted to $8,599, $12,286 and $20,397 respectively, which includes interest capitalized of $264, $636 and $821 for the years ended December 31, 2014, 2015 and 2016, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2014, 2015 and 2016 was 1.698% p.a., 2.184% p.a. and 3.290% p.a., respectively.

The fees paid to lenders for obtaining new loans or refinancing existing loans are presented in the balance sheet as a direct deduction from the carrying amount of that debt and amortized as Interest expense over the term of the respective loan using the effective interest rate method.

The foregoing loan and credit facilities are secured as follows:

•       First priority mortgages over the vessels owned by the respective borrowers;

•       For the Safe Bulkers credit facility, first priority mortgages over the vessels Andreas K, Maria, Xenia, Vassos, Pedhoulas Leader, Pedhoulas Commander, Martine, Eleni, Kypros Bravery, Kypros Loyalty and Troodos Air;

•       First priority assignment of all insurances and earnings of the mortgaged vessels; and

•       Corporate guarantee from Safe Bulkers (except for the Safe Bulkers credit facility where Safe Bulkers is the borrower).

Loan and credit facility agreements, contain debt covenants including restrictions as to changes in management and ownership of the vessels, entering into certain long-term charters, additional indebtedness and mortgaging of vessels without the respective lender's prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements (the “Minimum Value Covenant”). The Minimum Value Covenant must not fall below 100% or 110% as the case may be, until December 31 2017 and 100% or 120% as the case may be, applicable as of January 1, 2018 onwards for credit facilities outstanding with commercial financing institutions and 120% for credit facilities outstanding with governmental owned export credit institutions. The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied or would occur as a result of the payment of such dividends.

Certain of the loan and facility agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $250 to $1,000, as the case may be.

Following the amendments to the loan agreements, the corporate guarantees of the Company include the following financial covenants:

•       its total consolidated liabilities divided by its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), (the “Consolidated Leverage Covenant”) must not exceed 90%, until December 31, 2017 and 85% applicable as of January 1, 2018 onwards, for credit facilities outstanding with commercial financing institutions and 80% for credit facilities outstanding with government owned export credit institutions;

•       its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities (the “Net Worth Covenant”) must not be less than $150,000, applicable as of January 1, 2017 onwards for credit facilities outstanding with government owned export credit institutions. For credit facilities outstanding with commercial financing institutions the Net Worth Covenant is waived until December 31, 2017 subject to a minimum fleet size of 30 vessels and must not be less than $150,000, applicable as of January 1, 2018 onwards;

•       the ratio of its EBITDA over consolidated interest expense (the “EBITDA Covenant”) must not be less than 2.0:1, on a trailing 12 months' basis, applicable as of January 1, 2018 onwards, for credit facilities, outstanding with commercial financing institutions;

•       the ratio of its aggregate debt to EBITDA must not exceed 5.5:1 on a trailing 12 months' basis, applicable as of January 1, 2018 onwards for credit facilities outstanding with government owned export credit institutions;

•       its consolidated debt must not exceed $650,000 on December 31, 2016, $610,000 on June 30, 2017 and $605,000 on December 31, 2017 for credit facilities outstanding with government owned export credit institutions;

•       payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends; and

•       a minimum of 35%, of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.

The Consolidated Leverage Covenant, EBITDA covenant and Net Worth Covenant do not apply to the loan facility with our subsidiary Shikokuepta Shipping Inc., and the EBITDA covenant does not apply to financing agreements entered into by our subsidiaries Maxeikosi Shipping Corporation, Maxeikosiena Shipping Corporation, Maxeikositria Shipping Corporation, Youngone Shipping Inc. and Youngtwo Shipping Inc.

As of December 31, 2016, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.